GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geograpical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 26,354	$ 26,203
America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,973	2,101
Asia Pacific [Member] [Default Label]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,061	1,238
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	22,963	22,286
EMEA - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 357	$ 578